FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details 1) - USD ($) $ in Thousands		Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Other financial liabilities, current		$ 1,430,789		$ 1,300,949
Trade and other accounts payables, current		1,674,303	$ 1,673,010	1,695,202
Other provisions, current	[1]	4,794		2,783
Tax liabilities, current		3,738		3,511
Other financial liabilities, non-current		2,454,746	$ 2,901,603	2,823,963
Total current liabilities		5,568,752		5,842,714
Other financial liabilities, non-current		5,864,910		6,605,508
Other provisions, non-current	[1]	303,495		374,593
Other non-financial liabilities, non-current		644,702		158,305
Total non-current liabilities		8,251,249		8,688,022
Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other financial liabilities, current		56,842		36,000
Trade and other accounts payables, current		970,872		919,373
Accounts payable to related entities, current		365		760
Other provisions, current		1,434		959
Tax liabilities, current		13
Other financial liabilities, non-current		38,120		25,190
Total current liabilities		1,067,646		982,282
Up to 90 days [Member] | Chile, Pesos
Disclosure of subsidiaries [line items]
Other financial liabilities, current		41,503		21,542
Trade and other accounts payables, current		198,766		233,202
Accounts payable to related entities, current		253		546
Other provisions, current		28		30
Tax liabilities, current		9
Other financial liabilities, non-current		14,130		11,283
Total current liabilities		254,689		266,603
Up to 90 days [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Other financial liabilities, current		15,339		14,458
Trade and other accounts payables, current		325,385		409,380
Accounts payable to related entities, current		112		4
Other financial liabilities, non-current		10,468		3,160
Total current liabilities		351,304		427,002
Up to 90 days [Member] | Argentina, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		229,907		122,452
Tax liabilities, current		4
Other financial liabilities, non-current		1,089		393
Total current liabilities		231,000		122,845
Up to 90 days [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		30,974		28,810
Other financial liabilities, non-current		1,455		542
Total current liabilities		32,429		29,352
Up to 90 days [Member] | Colombia, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		7,915		2,964
Other financial liabilities, non-current		1,009		837
Total current liabilities		8,924		3,801
Up to 90 days [Member] | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		84,903		58,081
Other financial liabilities, non-current		4,411		5,954
Total current liabilities		89,314		64,035
Up to 90 days [Member] | Peru, Nuevos Soles
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		37,285		39,064
Up to 90 days [Member] | Mexico, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		5,975		2,732
Up to 90 days [Member] | South Sudan pound
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		13,395		5,839
Up to 90 days [Member] | Uruguay, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		847		1,890
Up to 90 days [Member] | Other currency
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		35,520		14,959
Accounts payable to related entities, current				210
Other provisions, current		1,406		929
Other financial liabilities, non-current		5,558		3,021
Total current liabilities		99,986		68,644
More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other financial liabilities, current		107,815		115,182
Trade and other accounts payables, current		37,809		33,707
Accounts payable to related entities, current
Other provisions, current
Tax liabilities, current				174
Other financial liabilities, non-current
Total current liabilities		145,624		149,063
More than 90 days to one year [Member] | Chile, Pesos
Disclosure of subsidiaries [line items]
Other financial liabilities, current		68,901		79,032
Trade and other accounts payables, current		26,113		11,311
Accounts payable to related entities, current
Other provisions, current
Tax liabilities, current
Other financial liabilities, non-current
Total current liabilities		95,014		90,343
More than 90 days to one year [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Other financial liabilities, current		38,914		36,150
Trade and other accounts payables, current		55		1,154
Accounts payable to related entities, current
Other financial liabilities, non-current
Total current liabilities		38,969		37,304
More than 90 days to one year [Member] | Argentina, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		6,142		8,636
Tax liabilities, current				174
Other financial liabilities, non-current
Total current liabilities		6,142		8,810
More than 90 days to one year [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		1,152		669
Tax liabilities, current
Other financial liabilities, non-current
Total current liabilities		1,152		669
More than 90 days to one year [Member] | Colombia, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		752		855
Other financial liabilities, non-current
Total current liabilities		752		855
More than 90 days to one year [Member] | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		1,375		9,165
Other financial liabilities, non-current
Total current liabilities		1,375		9,165
More than 90 days to one year [Member] | Peru, Nuevos Soles
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		1,124		825
More than 90 days to one year [Member] | Mexico, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		167		115
More than 90 days to one year [Member] | South Sudan pound
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		305		199
More than 90 days to one year [Member] | Uruguay, Pesos
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current
More than 90 days to one year [Member] | Other currency
Disclosure of subsidiaries [line items]
Trade and other accounts payables, current		624		778
Accounts payable to related entities, current
Other provisions, current
Tax liabilities, current
Other financial liabilities, non-current
Total current liabilities		2,220		1,917
More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		241,823		276,436
Accounts payable, non-current		308,715		362,964
Other provisions, non-current		36,120		41,514
Provisions for employees benefits, non-current		72,674		77,579
Other non-financial liabilities, non-current				3
Total non-current liabilities		659,332		758,493
More than one to three years [Member] | Chile, Pesos
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		16,232		41,548
Accounts payable, non-current		14,027		13,251
Other provisions, non-current
Provisions for employees benefits, non-current		72,187		73,399
Total non-current liabilities		102,446		128,198
More than one to three years [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		225,591		234,888
Accounts payable, non-current		293,448		348,329
Other provisions, non-current		6,065		6,066
Provisions for employees benefits, non-current		487		4,180
Total non-current liabilities		525,591		593,463
More than one to three years [Member] | Argentina, Pesos
Disclosure of subsidiaries [line items]
Other provisions, non-current		542		940
Total non-current liabilities		542		940
More than one to three years [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Other provisions, non-current		19,815		24,074
Provisions for employees benefits, non-current
Total non-current liabilities		19,815		24,074
More than one to three years [Member] | Colombia, Pesos
Disclosure of subsidiaries [line items]
Other provisions, non-current		295		551
Other non-financial liabilities, non-current				3
Total non-current liabilities		295		554
More than one to three years [Member] | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Other provisions, non-current		9,403		9,883
Total non-current liabilities		9,403		9,883
More than one to three years [Member] | Other currency
Disclosure of subsidiaries [line items]
Accounts payable, non-current		1,240		1,384
Total non-current liabilities		1,240		1,384
More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		281,785		263,798
Accounts payable, non-current
Other provisions, non-current
Provisions for employees benefits, non-current
Other non-financial liabilities, non-current
Total non-current liabilities		281,785		263,798
More than three to five years [Member] | Chile, Pesos
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		237,377		189,500
Accounts payable, non-current
Other provisions, non-current
Total non-current liabilities		237,377		189,500
More than three to five years [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		44,408		74,298
Accounts payable, non-current
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities		44,408		74,298
More than three to five years [Member] | Argentina, Pesos
Disclosure of subsidiaries [line items]
Other provisions, non-current
Total non-current liabilities
More than three to five years [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities
More than three to five years [Member] | Colombia, Pesos
Disclosure of subsidiaries [line items]
Other provisions, non-current
Provisions for employees benefits, non-current
Other non-financial liabilities, non-current
Total non-current liabilities
More than three to five years [Member] | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Other provisions, non-current
Total non-current liabilities
More than three to five years [Member] | Other currency
Disclosure of subsidiaries [line items]
Accounts payable, non-current
Total non-current liabilities
Over five years [Member]
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		179,406		189,500
Accounts payable, non-current
Other provisions, non-current
Provisions for employees benefits, non-current
Other non-financial liabilities, non-current
Total non-current liabilities		179,406		189,500
Over five years [Member] | Chile, Pesos
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		172,530		189,500
Accounts payable, non-current
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities		172,530		189,500
Over five years [Member] | United States of America, Dollars
Disclosure of subsidiaries [line items]
Other financial liabilities, non-current		6,876
Accounts payable, non-current
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities		6,876
Over five years [Member] | Argentina, Pesos
Disclosure of subsidiaries [line items]
Other provisions, non-current
Total non-current liabilities
Over five years [Member] | Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Other provisions, non-current
Provisions for employees benefits, non-current
Total non-current liabilities
Over five years [Member] | Colombia, Pesos
Disclosure of subsidiaries [line items]
Other provisions, non-current
Provisions for employees benefits, non-current
Other non-financial liabilities, non-current
Total non-current liabilities
Over five years [Member] | Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Other provisions, non-current
Total non-current liabilities
Over five years [Member] | Other currency
Disclosure of subsidiaries [line items]
Accounts payable, non-current
Total non-current liabilities

[1]	Total other provision at December 31, 2018, and 2017, include the fair value correspond to those contingencies from the business combination with TAM S.A and subsidiaries, with a probability of loss under 50%, which are not provided for the normal application of IFRS enforcement and that only must be recognized in the context of a business combination in accordance with IFRS 3.